Subsequent Events (Details) - USD ($)					1 Months Ended
	Feb. 08, 2019	Sep. 26, 2018	Dec. 13, 2017	Aug. 03, 2017	Sep. 04, 2019	Aug. 29, 2019	Mar. 20, 2019	Jan. 25, 2019	Dec. 21, 2018	Aug. 22, 2018	May 16, 2018	Jun. 30, 2019	Apr. 30, 2019	Jan. 28, 2019
Subsequent Events (Textual)
Principal balance of note												$ 50,000	$ 50,000	$ 7,500
Accrued interest	$ 575
Subsequent Event [Member]
Subsequent Events (Textual)
Deferred tax, description						The Company and City National Bank agreed to extend the maturity date of the revolving line of credit discussed in Footnote #9 above to August 2, 2020. At renewal, the variable rate was modified to reflect the average of the interest rates per annum at which United States Dollars are offered in the London Interbank Borrowing Market ("Libor") for a 30-day period (the "Index") plus 2.9 percentage points over the Index, or a total of 5.13% annual interest rate as of August 29, 2019.
Redemption of common stock related, description					The Company redeemed 100,000 shares of its common stock, which are now Treasury Stock, pursuant to a Redemption Agreement at $0.50 per share for an aggregate of $50,000. As a result of the resignation, Mr. Guerra forfeited 50,000 unvested options which had a $1.00 strike price.
2015 Equity Plan [Member]
Subsequent Events (Textual)
Vested options		$ 4,000,000					$ 180,000			$ 4,000,000
Exercise price		$ 0.65	$ 1.00	$ 1.00			$ 1.00		$ 0.50	$ 1.00	$ 1.00
Stock option expiration date		Sep. 26, 2022	Dec. 13, 2021	Aug. 03, 2021			Mar. 20, 2023			Aug. 22, 2022	May 16, 2022
Grant options vested, description							Two grants totaling 80,000 options vest after one year and one grant of 100,000 options vests after two years.
Stock Purchase Agreement [Member]
Subsequent Events (Textual)
Sale of shares of common stock								4,015,500
Sale of shares price per share								$ 0.50
Aggregate sale of common stock								$ 2,007,750
Description of promissory note payable								The aggregate consideration consisted of (1) cash in the aggregate amount of $1,432,750, (2) a promissory note from a single non-affiliate investor in the aggregate principal amount of $500,000, (3) a full-recourse promissory note payable by Dan Erdberg in the amount of $50,000 and (4) a full-recourse promissory note payable by Kendall Carpenter in the amount of $25,000. Each note bears an interest rate at a fixed rate of 3% per annum and principal and interest under the notes may be prepaid at any time without penalty. The non-affiliate note was fully repaid on February 8, 2019, including $575 in accrued interest. The Erdberg and Carpenter notes have a maturity date of January 25, 2020. The principal amount of the Carpenter note was reduced by $7,500 on January 28, 2019 leaving a principal balance of $17,500.